Segment Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Information
Schedule consolidated revenues and percentages of revenues for customers

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2021		2020		2021		2020
Eni Trading and Shipping S.p.A.	$10,915	16%	$10,953	16%	$21,748	16%	$22,088	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	11,249	17%	11,249	16%	22,378	17%	22,498	16%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	9,282	14%	9,285	13%	18,075	14%	15,178	11%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	16,168	24%	20,512	29%	32,156	24%	41,236	30%
Galp Sinopec Brasil Services B.V.	8,881	13%	8,881	13%	17,665	13%	17,763	13%